CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (432,790)	$ (694,511)	$ (1,833,728)	$ (1,785,114)
Adjustments to reconcile net loss to net cash and cash equivalents used by operating activities:
Depreciation	18,422	19,715	78,457	76,860
Common stock issued for services	254,870	224,299	565,569	286,575
Common stock issued from employee stock plan	14,003	11,733	75,415	0
Common stock issued for interest expense	0	208,400	366,400	0
Amortization of debt discount	0	20,950	20,950	0
Loss on sale of equipment	0	0	9,530	0
Allowance for doubtful accounts	0	0	17,450	0
Loss on sale of equipment to related party	0	0	0	42,987
(Increase) decrease in:
Accounts receivable	21,270	2,190	(4,640)	112,070
Inventories	2,795	3,019	5,828	(63,085)
Prepaid expenses and other current assets	312	48,770	46,968	(33,422)
Increase (decrease) in:
Accounts payable and accrued expenses	29,151	(195,615)	85,530	371,243
Payable to related parties	25,506	41,763	78,494	4,000
Net cash used by operating activities	(66,461)	(309,287)	(487,777)	(987,886)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of leasehold improvement with due to related party	0	0	29,064	0
Acquisition of leasehold improvement	(6,000)	0	(29,064)	0
Acquisition of property and equipment	(1,486)	(4,045)	(11,284)	(35,414)
Payment to related party for leasehold improvement	(6,000)	0	(29,064)	0
Net cash used by investing activities	(7,486)	(4,045)	(11,284)	(35,414)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	0	0	0	65,000
Proceeds from convertible note payable	0	85,000	79,050	0
Payment on convertible note payable	0	0	(100,000)	0
Common stock issued from exercise of options	0	0	0	150
Payment on due to related parties	0	0	(30,500)	0
Proceeds from advances from related party	0	0	130,050	600,000
Proceeds from note payable to related party	72,000	300,000	405,000	0
Proceeds from reverse acquisition	0	0	0	180,854
Net cash provided by financing activities	72,000	385,000	483,600	846,004
Net change in cash and cash equivalents	(1,947)	71,668	(15,461)	(177,296)
Cash and cash equivalents, beginning of the year	28,417	43,878	43,878	221,174
Cash and cash equivalents, end of the year	26,470	115,546	28,417	43,878
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0	5,000	48
Cash paid for income taxes	0	0	0	0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Common stock issued for deferred offering cost	0	240,900	0	0
Common stock issued to acquire property	17,649	0	50,723	0
Common stock issued from conversion of payable to related party	0	0	0	600,000
Consolidation of related party note payable	0	0	153,400	0
Common stock issued in reverse acquisition and recapitalization	0	0	0	48,830
Changes in operating assets and liabilities due to reverse acquisition:
Prepaid expenses	0	0	0	(3,434)
Property and equipment	0	0	0	(95,860)
Accumulated depreciation	0	0	0	44,332
Deposits	0	0	0	(841)
Accounts payable	$ 0	$ 0	$ 0	$ 6,973